Fair Value Measurement	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 6 – FAIR VALUE MEASUREMENT

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), that defines fair value and establishes a framework for measuring and disclosing fair value. The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Six months ended June 30, 2024
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:

Marketable securities with related party	$232	232	$-	$-

	Year ended December 31, 2023
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities with related party	$351	$351	$-	$-

Marketable securities with related party

In April 2023, the Company invested in Wilk Technologies Ltd. (TASE: WILK) (“Wilk”), a related party, alongside leading players in the food industry, such as Danone and the Central Bottling Co. Ltd. (owner of Tara, Coca Cola Israel and more). As part of the investment, the Company purchased ordinary shares of Wilk in the amount of USD 435 thousand at a 15% discount to its 45-day average closing price, giving the Company a 2.5% stake in Wilk. The Company’s Vice President of Finance is currently serving as Wilk’s Chief Executive Officer and Chief Financial Officer, and therefore the Company has determined that Wilk is a related party.

The Company re-measured the asset at the balance sheet date using a Level 1 fair value measurement, as its prices are quoted in an active market.